COMMITMENTS AND CONTINGENCIES - Schedule of disclosure of commitment (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Capital commitments [abstract]
Guarantees	$ 23.2	$ 21.5
Other commitments	$ 367.7	$ 319.5